                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
                                              --------------------
    This Amendment (Check only one.):       [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Delphi Financial Group, Inc.
Address: 1105 North Market Street, Suite 1230
         P.O. Box 8985
         Wilmington, Delaware 19899

Form 13F File Number: 028-15443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chad W. Coulter
Title:   Senior Vice President, General Counsel and Secretary
Phone:   (302) 478-5142

Signature, Place, and Date of Signing:

/s/ Chad W. Coulter        Philadelphia, Pennsylvania       May 13, 2013
------------------------ ---------------------------- --------------------------
     [Signature]               [City, State]                  [Date]

Delphi Financial Group, Inc. ("DFG") is the parent company of Delphi Capital Management, Inc. ("DCM"), which is an institutional investment manager for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended, and therefore may be deemed to have investment discretion with respect to Section 13(f) securities as to which DCM possesses investment discretion. DFG is a direct wholly-owned subsidiary of Tokio Marine & Nichido Fire Insurance Co., Ltd. and an indirect wholly-owned subsidiary of Tokio Marine Holdings, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

028-15442                           Delphi Capital Management, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 202,820 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number              Name

1              028-15442                         Delphi Capital Management, Inc.

                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- ---------------- --------- --------- ------------------ ---------- -------- ---------------------------
                                                                                                              VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x $1000)  PRN AMT  PRN CALL DISCRETION MANAGER     SOLE     SHARED   NONE
---------------------------- ---------------- --------- --------- ------------------ ---------- -------- ---------------------------
AMERICAN CAPITAL AGENCY CORP COM              02503X105    30,086   917,804  SH        DEFINED      1      917,804
CYS INVTS INC                COM              12673A108    27,328 2,327,800  SH        DEFINED      1    2,327,800
DYNEX CAPITAL INC            COM NEW          26817Q506       747    69,909  SH        DEFINED      1       69,909
ISHARES TR                   JPMORGAN USD     464288281    28,408   241,500  SH        DEFINED      1      241,500
ISHARES TR FTSE CHINA25      IDX              464287184     5,110   138,382  SH        DEFINED      1      138,382
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN   570759100     9,131   150,300  SH        DEFINED      1      150,300
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    20,235   806,195  SH        DEFINED      1      806,195
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104       987    14,308  SH        DEFINED      1       14,308
PROSPECT CAPITAL CORPORATION COM              74348T102    19,638 1,800,000  SH        DEFINED      1    1,800,000
PVR PARTNERS L P             COM UNIT REPTG L 693665101    10,835   449,386  SH        DEFINED      1      449,386
SEADRILL PARTNERS LLC        COMUNIT REP LB
                             ADDED            Y7545W109     2,830   101,974  SH        DEFINED      1      101,974
SELECT INCOME REIT           COM SH BEN INT   81618T100       895    33,849  SH        DEFINED      1       33,849
SPDR S&P 500 ETF TR          TR UNIT          78462F103     4,764    30,407  SH        DEFINED      1       30,407
TWO HBRS INVT CORP           COM              90187B101    41,826 3,316,900  SH        DEFINED      1    3,316,900